BIOLOGICAL ASSETS - Fair value adjustment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value adjustment of biological assets recognized under other operating income (expense), net
Physical changes	R$ 148,190	R$ 156,906
Price	614,901	309,578
Fair value adjustment of biological assets	763,091	466,484	R$ 185,399
Biological assets pledged	R$ 0	R$ 0